Property and Equipment (Details 1) - USD ($) $ in Millions	Nov. 30, 2016	Dec. 01, 2015	Nov. 30, 2015
Property, Plant and Equipment [Line Items]
Other Intangibles	$ 1,275		$ 1,308
North America Segment
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	19,500		18,500
EAA Segment
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	11,200		11,700
Cruise Support
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	300		300
Tour and Other
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	$ 100		$ 100
Adjustments for New Accounting Pronouncement
Property, Plant and Equipment [Line Items]
Other Intangibles		$ 70